UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of Registrant as specified in charter)
                                    --------


                           630 5th Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.






MEZZACAPPA LONG/SHORT
FUND, LLC
FINANCIAL STATEMENTS
ANNUAL REPORT
YEAR ENDED MARCH 31, 2005

                                                                         PAGE(S)

FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm....................1

Schedule of Investments....................................................2

Statement of Assets and Liabilities........................................4

Statement of Operations....................................................5

Statements of Changes in Members' Capital..................................6

Statement of Cash Flows....................................................7

Notes to the Financial Statements..........................................8

Managers and Officers of the Fund (unaudited).............................15





The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (212) 332-2000; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[ABA LOGO OMITTED]
ESTABLISHED 1923


ANCHIN, BLOCK & ANCHIN LLP
Accountants and Consultants


1375 Broadway
New York, New York 10018
(212) 840-3456
FAX (212) 840-7066




            Report of Independent Registered Public Accounting Firm

To the Board of Managers and
Members of Mezzacappa Long/Short Fund, LLC

         We have audited the accompanying statement of assets and liabilities including the schedule of investments of Mezzacappa Long/Short Fund, LLC as of March 31, 2005 and the related statements of operations, changes in members' capital and cash flows for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mezzacappa Long/Short Fund, LLC as of March 31, 2005 and the results of its operations and the changes in its members' capital and cash flows for the year then ended in conformity with U.S. generally accepted accounting principles.

         As discussed in Note 2, the Fund's investments in Portfolio Funds (approximately 96.08% of net assets), are stated at fair value based on estimates received from the Portfolio Funds. The respective managements of the Portfolio Funds have estimated the fair values relating to certain of the underlying investments of these Portfolio Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

                                                     Anchin, Block & Anchin LLP
New York, N. Y.
June 8, 2005

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

           INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

[PIE GRAPH OMITTED]
Percentages are as follows:

Long/Short Equity -- 73.8%
Emerging Markets --  10.7%
Event Driven -- 8.1%
Macro -- 7.4%


                                                                                % OF NET
PORTFOLIO FUND                                          COST          VALUE      ASSETS*  LIQUIDITY**
--------------------------------------------------------------------------------------------------------
LONG/SHORT:
Braddock Partners Offshore Ltd.                   $   5,000,000    $ 4,782,891    2.55%   Annually
Contrarian Equity Offshore Fund, Ltd.                 9,500,000     11,308,471    6.04%   Quarterly
Corsair Capital Investors, Ltd.                       6,750,000      7,623,973    4.07%   Quarterly
Courage Special Situations Offshore Fund, Ltd.       10,000,000     10,875,637    5.81%   Quarterly
ECF Value Fund International, Ltd.                   10,000,000     11,059,815    5.91%   Quarterly
Eminence Fund, Ltd.                                   9,752,098     12,054,850    6.44%   Semi-Annually
FBR Small Cap Fund                                    4,505,437      5,039,933    2.69%   Daily
FPA Crescent Fund LLC                                 2,910,786      3,052,440    1.63%   Daily
FPA Hawkeye Fund LLC                                  7,000,000      7,733,438    4.13%   Quarterly
Front Street Energy and Power
  Performance Offshore Fund LLC                       2,500,000      3,157,164    1.69%   Monthly
Gramercy Emerging Markets, Ltd.                       8,500,000      8,743,895    4.67%   Quarterly
Lafayette Street Fund Offshore, Ltd.                  6,500,000      7,211,435    3.85%   Quarterly
Seminole Offshore Fund, Ltd.                          9,700,000     10,190,289    5.44%   Quarterly
Stadia Consumer Fund, Ltd.                           10,000,000      9,755,699    5.21%   Quarterly
Third Avenue International Value Fund                 5,567,659      6,001,720    3.20%   Daily
Torrey Pines Fund, Ltd.                               3,461,432      3,681,772    1.97%   Monthly
Viking Global Equities III Ltd.                       9,467,732     10,469,488    5.59%   Quarterly
                                                 ---------------------------------------
        TOTAL LONG/SHORT                            121,115,144    132,742,910   70.89%
                                                 ---------------------------------------


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                % OF NET
PORTFOLIO FUND                                          COST          VALUE      ASSETS*  LIQUIDITY**
--------------------------------------------------------------------------------------------------------
LONG/SHORT:
EMERGING MARKETS:
Forum Absolute Return Fund, Ltd.                  $   9,500,000    $ 9,692,325    5.18%   Quarterly
Spinnaker Global  Emerging Markets Fund, Ltd.         4,500,000      4,865,119    2.60%   Quarterly
Spinnaker Global Opportunity Fund, Ltd.               4,500,000      4,783,719    2.55%   Quarterly
                                                 ---------------------------------------
        TOTAL EMERGING MARKETS                       18,500,000     19,341,163   10.33%
                                                 ---------------------------------------
EVENT DRIVEN:
Contrarian Fund I Offshore, Ltd.                      7,500,000      8,271,600    4.41%   Annually
Stanfield Offshore Leveraged Assets I, Ltd.           5,000,000      6,231,071    3.33%   Quarterly
                                                 ---------------------------------------
        TOTAL EVENT DRIVEN                           12,500,000     14,502,671    7.74%
                                                 ---------------------------------------
MACRO:
Wexford Offshore Catalyst Fund, Ltd.                  7,000,000      7,405,534    3.96%   Quarterly
Wexford Offshore Distressed Fund, Ltd.                2,500,000      2,660,417    1.42%   Quarterly
Wexford Offshore Spectrum Fund                        3,000,000      3,261,443    1.74%   Quarterly
                                                 ---------------------------------------
        TOTAL MACRO                                  12,500,000     13,327,394    7.12%
                                                 ---------------------------------------
        TOTAL PORTFOLIO FUNDS                     $ 164,615,144  $ 179,914,138   96.08%
                                                 =======================================

*Percentages are based on Members' Capital as of March 31, 2005.

**Available frequency of redemptions after any applicable lock-up period, which range from zero to two years.

The aggregate cost of investments for tax purposes was $164,615,144. Net unrealized appreciation on investments for tax purposes was $15,298,994 consisting of $15,760,404 of gross unrealized appreciation and $(461,410) of gross unrealized depreciation.


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005
--------------------------------------------------------------------------------

ASSETS
Investments in portfolio funds, at value                                          $ 179,914,138
Cash                                                                                  2,831,807
Prepaid investments                                                                   5,000,000
Receivable for investments sold                                                       2,909,162
Other assets                                                                             79,135
                                                                                -----------------
          Total assets                                                              190,734,242
                                                                                -----------------

LIABILITIES
Redemptions payable                                                                   1,451,923
Incentive fee payable                                                                 1,420,984
Investment Manager fees payable                                                         352,708
Administration fees payable                                                             104,829
Board of Managers' fees payable                                                          37,500
Accrued expenses                                                                        105,981
                                                                                -----------------
          Total liabilities                                                           3,473,925
                                                                                -----------------

          NET ASSETS                                                              $ 187,260,317
                                                                                =================
MEMBERS' CAPITAL
Represented by:
Capital contributions, net of repurchases                                         $ 167,102,833
Accumulated net realized gain on investments, less expenses                           4,858,490
Accumulated net unrealized appreciation on investments in portfolio funds            15,298,994
                                                                                -----------------
          MEMBERS' CAPITAL                                                        $ 187,260,317
                                                                                =================


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

Investment Income:
   Dividends                                                                    $    217,916
   Interest                                                                           50,653
                                                                              ----------------
         Total investment income                                                     268,569
                                                                              ----------------

Expenses:
   Incentive fee                                                                   1,420,984
   Investment management fee                                                       1,413,384
   Administration fees                                                               209,730
   Interest expense                                                                  155,268
   Professional fees                                                                 110,000
   Board of Managers' fees                                                            30,000
   Custodian fees                                                                     18,970
   Insurance fees                                                                     15,600
   Other expenses                                                                     27,800
                                                                              ----------------
         Total Expenses                                                            3,401,736
                                                                              ----------------
Net Investment Loss                                                               (3,133,167)
                                                                              ----------------

Realized and Unrealized Gain on Investments:
   Net realized gain on investments                                                8,494,910
   Net change in unrealized appreciation on investments in Portfolio Funds         9,693,762
                                                                              ----------------
Net Realized and Unrealized Gain on Investments                                   18,188,672
                                                                              ----------------
Net Income                                                                      $ 15,055,505
                                                                              ================


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE YEAR ENDED MARCH 31, 2005 AND FOR THE PERIOD JANUARY 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2004
--------------------------------------------------------------------------------

For the Year Ended March 31, 2005

                                                                                   LIMITED
                                                               SPECIAL             INTEREST
                                                               MEMBER               MEMBERS              TOTAL
                                                         ------------------   -----------------    -----------------
FROM INVESTMENT ACTIVITIES:

Net investment loss                                        $           --       $  (3,133,167)       $  (3,133,167)
Net realized gain on investments                                       --           8,494,910            8,494,910
Net change in unrealized appreciation
  on investments in Portfolio Funds                                    --           9,693,762            9,693,762
                                                         ------------------   -----------------    -----------------
    Net increase in Members' Capital derived
      from investment activities                                       --          15,055,505           15,055,505
                                                         ------------------   -----------------    -----------------

MEMBERS' CAPITAL TRANSACTIONS
Cost of Interests Repurchased                                          --         (14,361,123)         (14,361,123)
                                                         ------------------   -----------------    -----------------

Net Increase in Members' Capital                                       --             694,382              694,382
Members' Capital, March 31, 2004                                       --         186,565,935          186,565,935
                                                         ------------------   -----------------    -----------------
Members' Capital, March 31, 2005                           $           --       $ 187,260,317        $ 187,260,317
                                                         ==================   =================    =================



For the period January 1, 2004 (Commencement of Operations) through March 31, 2004

                                                                                   LIMITED
                                                               SPECIAL             INTEREST
                                                               MEMBER               MEMBERS              TOTAL
                                                         ------------------   -----------------    -----------------
FROM INVESTMENT ACTIVITIES:

Net investment loss                                        $           --       $    (540,902)       $    (540,902)
Net realized gain on investments                                       --              37,649               37,649
Net change in unrealized appreciation
  on investments in Portfolio Funds                                    --           5,605,232            5,605,232
Incentive Fee                                                     450,419            (450,419)                  --
                                                         ------------------   -----------------    -----------------
    Net increase in Members' Capital derived
      from investment activities                                  450,419           4,651,560            5,101,979
                                                         ------------------   -----------------    -----------------
MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Initial Sales of Interests                               --         181,914,375          181,914,375
Cost of Interests Repurchased                                    (450,419)                 --             (450,419)
                                                         ------------------   -----------------    -----------------
  Net increase in Members' Capital derived
    from capital transactions                                    (450,419)        181,914,375          181,463,956
                                                         ------------------   -----------------    -----------------
Net Increase in Members' Capital                                       --         186,565,935          186,565,935
                                                         ------------------   -----------------    -----------------
Members' Capital, March 31, 2004                           $           --       $ 186,565,935        $ 186,565,935
                                                         ==================   =================    =================


    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Net income                                                                           $ 15,055,505
Adjustments to reconcile net income to net
   cash provided by operating activities:
        (Increase) Decrease in assets:
            Investment in portfolio funds                              3,476,906
            Prepaid investments                                       (1,500,000)
            Receivable for investments sold                           (2,909,162)
            Other assets                                                  19,009
        Increase (Decrease) in liabilities:
            Incentive fees payable - current                           1,420,984
            Administration fees payable                                   53,159
            Investment Manager fees payable                               41,253
            Board of Managers' fees payable                               30,000
            Accrued expenses                                              86,456
                                                                    --------------
Total adjustments                                                                         718,605
                                                                                   ----------------
Net cash provided by operating activities                                              15,774,110
                                                                                   ----------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank loan                                               50,000,000
Repayment of bank loan                                               (50,000,000)
Cost of interests repurchased                                        (13,359,619)
Due to affiliate                                                        (100,000)
                                                                    --------------

Net cash used in financing activities                                                 (13,459,619)
                                                                                   ----------------
Net increase in cash equivalents                                                        2,314,491
BEGINNING OF YEAR                                                                         517,316
                                                                                   ----------------
END OF YEAR                                                                          $  2,831,807
                                                                                   ================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
   Cash paid during year for interest                                                $    155,268
                                                                                   ================
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITY
   Payable incurred for repurchase of member interest                                $  1,451,923
                                                                                   ================

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("Operating Agreement").

     The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

     The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Two-thirds of the Board are persons who are independent with respect to the Fund. The independent managers are each paid by the Fund an annual retainer of $5,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund. Effective January 1, 2005, the annual retainer has increased to $20,000.

     Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as the Investment Manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund.

     Mezzacappa Investors II, LLC (the "Special Member"), is a limited liability company formed under the laws of the State of Delaware. Prior to April 1, 2004, the Special Member held a non-voting special member interest in the Fund for the purpose of receiving the incentive allocation. The Special Member is an affiliate of, and has common ownership with, the Investment Manager.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the Fund:

     A.   USE OF ESTIMATES

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   PORTFOLIO VALUATION

          The Fund computes its net asset value as of the last day of each month. In determining its net asset value, the Fund will value its investments as of such month end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's Interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

          Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

          Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

          If subadvisers are engaged to manage a portion of the Fund's assets, or if the Fund holds any securities other than interests in Portfolio Funds, the Fund will generally value the portfolio securities on U.S. exchange-listed and NASDAQ-traded equity securities (other than options) at their closing composite sale prices as reported on the exchange on which those securities are primarily traded. If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a non-U.S. securities exchange are valued at their closing sale prices on the exchange on which the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options are valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   INCOME RECOGNITION AND EXPENSES

          Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

          Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

          The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting; audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund.

     D.   INCOME TAXES

          The Fund intends to be treated as a partnership for federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

     E.   DISTRIBUTION POLICY

          The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

     F.   CASH AND CASH EQUIVALENTS

          The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. All cash is invested overnight in a short-term time deposit with the Fund's custodian.

3.   INVESTMENT IN INVESTMENT FUNDS

     The Fund has the ability to liquidate its investments periodically, ranging from daily to annually, depending on the provisions of the respective underlying Portfolio Fund's governing agreements. Contribution requirements may also vary based on each Portfolio Fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Fund's investment, as well as incentive fees and allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's investment fund balance in accordance with each Portfolio Fund's governing agreement. During the year ended March 31, 2005, fees for these services ranged

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

3.   INVESTMENT IN INVESTMENT FUNDS (CONTINUED)

     from 1.0% to 2.0% annually for management fees and up to 20% for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

4.   MEMBERS' CAPITAL ACCOUNTS

     A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective Investment Percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

     A.   CONTRIBUTIONS

          Each Member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

     B.   REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND

          No Member has the right to require the Fund to redeem its interest in the Fund (an "Interest"). Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31 of each year. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The following represents ratios to average Members' capital and other supplemental information for Members.

                                                              For the Period
                                                              January 1, 2004
                                          For the            (commencement of
                                         Year Ended          operations) through
                                       March 31, 2005          March 31, 2004
                                    -------------------      -------------------
TOTAL RETURN (1)
Total Return, before incentive fee          8.95%                     2.80% (4)
Total Return, after incentive fee           8.18%                     2.56% (4)

Net assets, end of period (000's)       $187,260                  $186,566

RATIO TO AVERAGE NET ASSETS:(2)
    Expenses                                1.81%                     1.18% (3)
    Net investment loss                    (1.67%) (5)               (1.16%) (3)

Portfolio turnover rate                    58.19%                     3.62% (4)


(1) Total return is calculated for all Members taken as a whole. An individual Member's return may vary from these returns based on the timing of capital transactions.
(2)  Does not include expenses of the Portfolio Funds in which the Fund invests.
(3)  Annualized.
(4)  Not annualized.
(5) The net investment loss ratio does not include the effects of the incentive fee.

     The expense ratio, the net investment loss ratio and the total return ratios are calculated for the limited interest members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive fee assessed to an individual Member's capital and may vary from these ratios based on the timing of capital transactions.

6.   INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND
     OTHER

     Prior to April 1, 2004, the Investment Manager was paid a monthly fee (the "Investment Management Fee") of 0.0833% (1.00% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee (as defined herein), but after giving effect to other Fund expenses. The Investment Management Fee is an expense paid out of the Fund's assets. Effective April 1, 2004, the Board of Managers and the Investment Manager mutually agreed to amend

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

6. INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     the Investment Management Agreement by reducing the Investment Management Fee. Under the amended Investment Management Agreement, the Fund pays the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee, and after giving effect to other Fund expenses.

     The Investment Manager is entitled to receive an incentive fee. Generally, at the end of each fiscal year, an amount equal to 10% of the net profits, if any, allocated to each Member's capital account during the year in excess of the Preferred Return (as defined herein), net of such Member's pro rata share of the Investment Management Fee, will be paid to the Investment Manager. Such amount paid to the Investment Manager is referred to as the "Incentive Fee." No Incentive Fee is paid, however, with respect to a Member's capital account until any prior losses of such Member have been recovered. An Incentive Fee will also be determined in respect of a Member and paid to the Investment Manager at the time of repurchase of a Member's Interest and upon liquidation of the Fund. Any Incentive Fee to be determined and paid in respect of a period of less than 12 months will be based upon a pro-rated Preferred Return.

     The Preferred Return for any Member for any Incentive Fee Period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable Incentive Fee Period for the period beginning on the first day of the Incentive Fee Period and ending on the last day of the Incentive Fee Period (calculating on the basis of the actual number of days elapsed during such period in a year of 360 days). The 1-year Treasury constant maturity interest rate used for this purpose will be the average (rounded to two decimal places) of the monthly average 1-year Treasury constant maturity interest rate for January, February, and March of the preceding Fiscal Year as reported in PUBLICATION H.15, SELECTED INTEREST RATES, published by the Federal Reserve System.

     The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

     SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------
8.   CONCENTRATION OF RISK

     The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

9.   INVESTMENT TRANSACTIONS

     For the year ended March 31, 2005, purchases and sales of investments (except for short-term securities) were $107,194,658 and $134,977,412, respectively.

10.  LOAN

     On December 30, 2004 the Fund obtained a loan of $50,000,000 from Bank of America, N.A. which was repaid in January 2005. The loan bore interest at a variable rate equal to the daily Eurodollar rate plus 2.30 percent (approximately 4.39% annualized).

MEZZACAPPA LONG/SHORT FUND, LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2005
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Fund's Board of Managers in accordance with the laws of the State of Delaware and the Fund's Operating Agreement. Information pertaining to the managers and officers of the Fund is set forth below. Managers who are deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Interested Managers." Managers who are not deemed to be "interested persons" of the Fund are referred to as "Independent Managers."


                                           Term of
                                            Office                                                   Number of
                                             and                                                 Portfolios in Fund
                          Position(s)     Length of                                                   Complex
Name and Year of           Held with         Time           Principal Occupation(s)                 Overseen by
Birth ("YOB")               Company       Served(1)          During Past 5 Years                     Manager(2)
------------------------------------------------------------------------------------------------------------------

INTERESTED
MANAGER

Damon Mezzacappa(3)       Manager and        Since     Managing Member of Mezzacappa,                     3
YOB: 1936                 President          August    Management LLC (alternative asset
                                              2003     management firm); prior thereto Vice
                                                       Chairman, Lazard Freres & Co., LLC
                                                       (investment banking firm)

INDEPENDENT
MANAGERS

Hans C. Mautner           Chairman of        Since     Vice-Chairman, Simon Property Group,               3
YOB: 1937                 the Board of       August    Inc. (real estate development)
                          Managers            2003

Jeremy Sillem             Manager            Since     Chairman, Bear Stearns International               3
YOB: 1950                                    August    Limited (investment banking firm); prior
                                              2003     thereto Co-Head, Lazard Capital Markets
                                                       (investment banking firm)


                                       15



MEZZACAPPA LONG/SHORT FUND, LLC
MANAGERS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2005
--------------------------------------------------------------------------------

                                           Term of
                                            Office                                                   Number of
                                             and                                                 Portfolios in Fund
                          Position(s)     Length of                                                   Complex
Name and Year of           Held with         Time           Principal Occupation(s)                 Overseen by
Birth ("YOB")               Company       Served(1)          During Past 5 Years                     Manager(2)
------------------------------------------------------------------------------------------------------------------
OFFICER OF THE FUND
-------------------

Christopher S. Nagle      Secretary/         Since     Member and Chief Financial Officer of              3
YOB: 1959                 Treasurer          August    Mezzacappa Management, LLC (alternative
                                              2003     asset management firm); prior thereto
                                                       Vice President, Salomon Smith Barney Inc.
                                                       (investment banking firm).

                          Chief              Since
                          Financial         April 1,
                          Officer             2004

                          Chief              Since
                          Compliance       October 5,
                          Officer             2004


--------------------------------------------------------------------------------
(1)  Term of office of each Director is indefinite.

(2) The "Fund Complex" consists of three registered investment companies advised by the Investment Manager, two of which are inactive.

(3) The Manager is an "interested person", as defined by the 1940 Act, of the Fund by virtue of his affiliation with the Investment Manager.

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer. The Code of Ethics may be obtained from the Registrant, at no charge, by contacting Christopher S. Nagle via facsimile at (212) 332-3650. There were no amendments to the code during the fiscal year ended March 31, 2005. In addition, there were no waivers or implicit waivers from the code granted by the Registrant during the same period.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of directors has determined that the Registrant does not have an audit committee financial expert serving on the audit committee. At this time, the Registrant believes that the experience provided by each member of the Audit Committee together offer the Registrant adequate oversight for the Registrant's level of financial complexity.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the Registrant by its independent registered public accounting firm, Anchin, Block & Anchin LLP, for its years ended March 31, 2004 and March 31, 2005.


------------------------ --------------------- -----------------------
                            March 31, 2004       March 31, 2005(1)
------------------------ --------------------- -----------------------
Audit Fees                     $45,000                $55,000
------------------------ --------------------- -----------------------
Audit Related Fees                0                      0
------------------------ --------------------- -----------------------
Tax Fees (2)                      0                   $10,000
------------------------ --------------------- -----------------------
All Other Fees                    0                      0
------------------------ --------------------- -----------------------

------------------------ --------------------- -----------------------
Total                          $45,000                $65,000
------------------------ --------------------- -----------------------

(1) Fees for fiscal year ended March 31, 2005, have been estimated and accrued by the Registrant but have not been billed to date.
(2) Tax fees include amounts related to the preparation and review of the Registrant's annual tax returns.



(e)(1) Audit Committee Pre-Approval Policies and Procedures. Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment manager. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the
full Audit Committee at its next scheduled meeting.   Under   certain   limited
circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant  described in paragraphs
(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) None

(h) No disclosures are required by this Item 4(h)

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

While it is unlikely that the Registrant will hold voting securities on a regular basis pursuant to its stated investment policies, the Registrant may, from time to time, hold voting interests in an investment fund and may at some point vote a proxy. The Board of Managers of the Registrant has adopted the proxy voting policies and procedures of the Adviser for use in connection with determining how to vote proxies related to portfolio securities, including the procedures that the Registrant would use if a vote presents a conflict between the interests of the Members, on the one hand, and those of the Adviser, on the other. The Adviser has adopted as its proxy voting policies and procedures the Mezzacappa Investors, LLC Proxy Voting Policy and Procedures, which are attached as Exhibit B to this Form.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant did not submit any matters to a vote of the security holders.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Mezzacappa Investors, LLC Proxy Voting Policies and Procedures

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) In addition to the Exhibits required pursuant to the Instructions of Form N-CSR, we are also including the third party report required by Rule 12b-25(c) that was not with the Registrant's Form 12b-25 relating to the Form N-CSR that was filed with the Securities and Exchange Commission on June 9, 2005.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*                   /s/ Damon Mezzacappa
                                            --------------------
                                            Damon Mezzacappa
                                            Chief Executive Officer

Date: June 16, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Damon Mezzacappa
                                            --------------------
                                            Damon Mezzacappa
                                            Chief Executive Officer

Date: June 16, 2005


By (Signature and Title)*                   /s/ Christopher S. Nagle
                                            -------------------------
                                            Christopher S. Nagle
                                            Secretary/Treasurer

Date: June 16, 2005

                                                                       EXHIBIT A


         Statement Attached to Form12b-25 (Notification of Late Filing) Mezzacappa Long/Short Fund, LLC
         SEC File Number: 811-21469
         Part III - Narrative Exhibit A


                   STATEMENT IN COMPLIANCE WITH RULE 12B-25(C)

         To the Commission:

         We have been advised that Mezzacappa Long/Short Fund, LLC (the "Fund") has requested an extension of time to June 14, 2005 to file the Fund's annual report.

         We have been engaged to audit the above referenced fund for the fiscal year April 1, 2004 to March 31, 2005. The audit of the Fund, a fund-of-funds, cannot be completed until the audits of its underlying investment funds have been completed and the auditors' reports thereon, and other financial information have been received. We have not yet received audited financial reports or other required information from some of these underlying investment funds.

         We believe that there are no issues outstanding which will preclude us from finalizing and issuing our report by the extended due date.

         Thank you in advance for your consideration in this matter.

                                             Very truly yours,

                                             /s/ Anchin, Block & Anchin LLP

                                             By: Peter L. Berlant, CPA, Partner

                                                                       EXHIBIT B

                      PROXY VOTING POLICIES AND PROCEDURES


                            MEZZACAPPA INVESTORS, LLC
                      PROXY VOTING POLICIES AND PROCEDURES


I.  POLICY STATEMENT

Introduction -

         Mezzacappa Investors, LLC's ("MI") policies and procedures for voting proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated to address new or revised proxy voting issues.

II.      GENERAL PROXY VOTING GUIDELINES

         To ensure consistency in voting proxies on behalf of its clients, MI will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. MI, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV below.

III.     GUIDELINES

A. Management Proposals

1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

         - Selection or ratification of auditors.

         - Approval of financial statements, director and auditor reports.

         - Election of Directors.

         - Limiting Directors' liability and broadening indemnification of Directors.

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

         - General updating/corrective amendments to the charter.

         - Elimination of cumulative voting.

         - Elimination of preemptive rights.

         - Provisions for confidential voting and independent tabulation of voting results.

         - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

CAPITALIZATION CHANGES

         - Capitalization changes that eliminate other classes of stock and voting rights.

         - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and
(iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

         - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

         - Proposals for share repurchase plans.

         - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

         - Proposals to effect stock splits.

         - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

COMPENSATION

         - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

         - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

         - Establishment of Employee Stock Option Plans and other employee ownership plans.

ANTI-TAKEOVER MATTERS

         - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

         - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

         - Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

         - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

         - Creation of "blank check"; preferred stock.

         - Changes in capitalization by 100% or more.

         - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

         - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

         - Proposals to indemnify auditors.

4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

         - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis.

         - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

         - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

         - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

         (1) Whether the stock option plan is incentive based;

         (2) For mature companies, should be no more than 5% of the issued capital at the time of approval;

         (3) For growth companies, should be no more than 10% of the issued capital at the time of approval.

ANTI-TAKEOVER PROVISIONS

         - Proposals requiring shareholder ratification of poison pills.

         - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       Shareholder Proposals

1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

         - Requiring auditors to attend the annual meeting of shareholders.

         - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

         - Confidential voting.

         - Reduction or elimination of supermajority vote requirements.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

         - Proposals that limit tenure of directors.

         - Proposals to limit golden parachutes.

         - Proposals requiring directors to own large amounts of stock to be eligible for election.

         - Restoring cumulative voting in the election of directors.

         - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

         - Proposals that limit retirement benefits or executive compensation.

         - Requiring shareholder approval for bylaw or charter amendments.

         - Requiring shareholder approval for shareholder rights plan or poison pill.

         - Requiring shareholder approval of golden parachutes.

         - Elimination of certain anti-takeover related provisions.

         - Prohibit payment of greenmail.

3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

         - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

         - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

         - Proposals that require inappropriate endorsements or corporate actions.

IV.      ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.       Proxy Review Committee

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1. The MI Proxy Review Committee ("Committee") is responsible for creating and implementing MI's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

         (a) The Committee, which will consist of members designated by MI, is responsible for establishing MI's proxy voting policies and guidelines and determining how MI will vote proxies on an ongoing basis.

         (b) The Committee will periodically review and have the authority to amend as necessary MI's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures).

         (c)      Committee will meet on an as needed basis.

         (d) If the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

         (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Managers of such investment company at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.